Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals)	Dec. 31, 2015
Minimum [Member] | Range 1 [Member]
Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	0.00%
Minimum [Member] | Range 2 [Member]
Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	1.00%
Minimum [Member] | Range 3 [Member]
Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	2.00%
Minimum [Member] | Range 4 [Member]
Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	3.00%
Maximum [Member] | Range 1 [Member]
Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	0.99%
Maximum [Member] | Range 2 [Member]
Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	1.99%
Maximum [Member] | Range 3 [Member]
Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	2.99%
Maximum [Member] | Range 4 [Member]
Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	3.99%